Combined statements of cash flows - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit before income taxes	$ 5,662,697	$ 475,086,707	$ 350,554
Adjustments for:
Depreciation of property, construction in process and equipment	128,715,199	1,268,241	1,569,991
Depreciation of right of use assets	6,783,691	540,642	536,173
Disposals of furniture	6,656,723	0	0
Amortization of costs to obtain loans and commissions	8,106,066	3,884,065	3,302,539
Valuation of financial derivative instruments	75,868,263	(200,739,870)	(75,846,728)
Loss (gain) on revaluation of investment property	86,598,436	(298,089,926)	(60,907,125)
Interest expense	300,463,958	86,435,979	50,449,401
Interest expense from lease liabilities	3,282,685	49,704	77,665
Interest income	(8,845,532)	(555,638)	(851,178)
Net foreign exchange gain unearned	(756,380,690)	(281,250,941)	82,858,976
Cash flows from operations	(143,088,504)	(213,371,037)	1,540,268
Changes in:
Increase in receivable VAT	(13,310,332)	(57,046,975)	(42,107,954)
Increase in trade receivable	(16,831,611)	0	0
Increase in other receivables	(2,935,229)	(12,561,563)	(1,180,916)
Decrease in prepayments	24,307,603	2,065,240	(36,089,436)
Increase in related parties, net	0	(20,107,537)	(44,073,072)
Decrease (increase) in inventory	496,924	(1,912,518)	0
(Increase) decrease in other assets	(21,480,806)	73,362	(76,073)
Increase (decrease) in trade payables	275,492,241	25,276,683	(63,035,437)
Increase in other liabilities	62,504,425	0	0
Increase in employee benefits	2,149,082	684,383	1,024,865
Increase in employees' statutory profit sharing	101,082	1,388,573	18,773
Income taxes paid	(2,198,538)	0	0
Net cash flows from (used in) operating activities	165,206,337	(275,511,389)	(183,978,982)
Cash flows used in investing activities
Interest received	2,081,201	555,638	851,178
Disposal of property, construction in process and equipment	157,032,407	85,296,091	8,204,241
Loans granted to related parties	(136,784,815)	0	0
Acquisition of property, construction in process and equipment	(1,719,930,815)	(1,523,373,463)	(886,774,971)
Net cash flows used in investing activities	(1,697,602,022)	(1,437,521,734)	(877,719,552)
Cash flows from financing activities:
Cash contributions to net parent investment	0	428,378	7,050,551
Reimbursements of net parent investment	0	(298,773,702)	(45,721,042)
(Withdrawals) contributions for future net assets increase	(55,939,020)	24,121,580	5,806,279
Proceeds from loans	2,116,176,076	2,237,181,037	1,108,741,445
Loans received from related parties	60,581,457	150,363,750	177,990,700
Loan payments to related parties	(96,693,781)	(57,493,961)	(316,177,293)
Loan payments to third parties	(272,136,923)	(220,572,529)	(63,126,856)
Costs to obtain loans and commissions	(37,075,869)	(19,249,547)	0
Payments of leasing liabilities	(19,175,084)	(586,399)	(581,924)
Interest paid	(257,726,242)	(45,065,474)	(38,161,827)
Net cash flows from financing activities	1,438,010,614	1,770,353,133	835,820,033
Net (decrease) increase in cash and cash equivalents and restricted cash	(94,385,071)	57,320,010	(225,878,501)
Cash and cash equivalents and restricted cash at the beginning of the year	240,754,805	183,434,795	409,313,296
Cash and cash equivalents and restricted cash at the end of the year	$ 146,369,734	$ 240,754,805	$ 183,434,795